FAIR VALUE MEASUREMENT - Items Measured at Fair Value on a Recurring Basis (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Assets, Fair Value Disclosure [Abstract]
Federal funds sold and securities borrowed or purchased under agreements to resell, selected portfolios of securities purchased under agreements to resell, Netting	$ (56,339,000,000)	$ (43,245,000,000)
Trading account assets	296,786,000,000	285,928,000,000
Netting of cash collateral received	(47,625,000,000)	(34,893,000,000)
Investments	333,443,000,000	308,980,000,000
Loans	5,901,000,000	5,029,000,000
Mortgage servicing rights (MSRs)	1,845,000,000	2,718,000,000
Liabilities, Fair Value Disclosure [Abstract]
Federal funds purchased and securities loaned or sold under agreements to repurchase, selected portfolios of securities sold under agreements to repurchase, Netting	(56,339,000,000)	(43,245,000,000)
Netting of cash collateral paid	(47,769,000,000)	(39,094,000,000)
Assets transferred from Level 1 to Level 2	4,100,000,000	2,500,000,000
Assets transferred from Level 2 to Level 1	4,200,000,000	49,300,000,000
Liabilities transferred from Level 1 to Level 2	1,400,000,000
Mortgage-backed securities - U.S. agency-sponsored
Assets, Fair Value Disclosure [Abstract]
Trading account assets	27,053,000,000	23,955,000,000
Mortgage-backed securities - Commercial
Assets, Fair Value Disclosure [Abstract]
Trading account assets	4,343,000,000	2,574,000,000
Mortgage-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	36,234,000,000	30,606,000,000
U.S. Treasury and federal agency securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	20,474,000,000	14,837,000,000
State and municipal securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	3,402,000,000	3,207,000,000
Foreign government
Assets, Fair Value Disclosure [Abstract]
Trading account assets	64,937,000,000	74,856,000,000
Corporate
Assets, Fair Value Disclosure [Abstract]
Trading account assets	27,797,000,000	30,534,000,000
Equity securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	57,846,000,000	61,776,000,000
Asset-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	4,546,000,000	5,616,000,000
Other debt securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	13,593,000,000	11,675,000,000
Recurring
Assets, Fair Value Disclosure [Abstract]
Federal funds sold and securities borrowed or purchased under agreements to resell	191,320,000,000	176,414,000,000
Federal funds sold and securities borrowed or purchased under agreements to resell, selected portfolios of securities purchased under agreements to resell, Netting	(47,129,000,000)	(32,331,000,000)
Federal funds sold and securities borrowed or purchased under agreements to resell, selected portfolios of securities purchased under agreements to resell	144,191,000,000	144,083,000,000
Investments	302,901,000,000	291,216,000,000
Loans	5,901,000,000	5,029,000,000
Mortgage servicing rights (MSRs)	1,845,000,000	2,718,000,000
Assets before netting	1,633,109,000,000	1,519,870,000,000
Total assets, Netting	(873,723,000,000)	(783,773,000,000)
Total assets	759,386,000,000	736,097,000,000
Liabilities, Fair Value Disclosure [Abstract]
Interest-bearing deposits	1,684,000,000	1,677,000,000
Federal funds purchased and securities loaned or sold under agreements to repurchase, selected portfolios of securities sold under agreements to repurchase, Gross	83,854,000,000	86,478,000,000
Federal funds purchased and securities loaned or sold under agreements to repurchase, selected portfolios of securities sold under agreements to repurchase, Netting	(47,129,000,000)	(32,331,000,000)
Federal funds purchased and securities loaned or sold under agreements to repurchase, selected portfolios of securities sold under agreements to repurchase	36,725,000,000	54,147,000,000
Securities sold, not yet purchased	70,944,000,000	61,508,000,000
Short-term borrowings	1,496,000,000	3,692,000,000
Long-term debt, at fair value	26,180,000,000	26,877,000,000
Total liabilities, Gross	1,078,988,000,000	982,189,000,000
Total liabilities, Netting	(872,091,000,000)	(785,023,000,000)
Total liabilities	206,897,000,000	197,166,000,000
Recurring | Trading derivatives liabilities
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	883,193,000,000	791,119,000,000
Cash collateral received	9,846,000,000	8,827,000,000
Total trading derivatives and cash collateral, liability	893,039,000,000	799,946,000,000
Netting agreements	(777,178,000,000)	(713,598,000,000)
Netting of cash collateral paid	(47,769,000,000)	(39,094,000,000)
Netting, Liabilities, total of netting agreements and cash collateral received	(824,947,000,000)	(752,692,000,000)
Total derivative liabilities	68,092,000,000	47,254,000,000
Cash collateral received, gross	57,471,000,000	43,720,000,000
Recurring | Trading derivatives liabilities | Interest rate contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	622,282,000,000	617,226,000,000
Recurring | Trading derivatives liabilities | Foreign exchange contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	158,826,000,000	88,637,000,000
Recurring | Trading derivatives liabilities | Equity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	32,469,000,000	34,292,000,000
Recurring | Trading derivatives liabilities | Commodity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	26,186,000,000	10,170,000,000
Recurring | Trading derivatives liabilities | Credit derivatives
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	43,430,000,000	40,794,000,000
Recurring | Non-trading derivatives and other financial liabilities
Assets, Fair Value Disclosure [Abstract]
Netting of cash collateral received		(2,951,000,000)
Cash collateral paid, gross	138,000,000
Liabilities, Fair Value Disclosure [Abstract]
Cash collateral received	7,000,000	282,000,000
Netting of cash collateral paid	(15,000,000)
Netting, Liabilities, total of netting agreements and cash collateral received	(15,000,000)
Other liabilities, gross	1,784,000,000	1,729,000,000
Non-trading derivatives and other financial liabilities measured on a recurring basis, gross	1,791,000,000	2,011,000,000
Total other assets and cash collateral, gross	1,776,000,000	2,011,000,000
Cash collateral received, gross	1,798,000,000	3,233,000,000
Recurring | Mortgage-backed securities - U.S. agency-sponsored
Assets, Fair Value Disclosure [Abstract]
Trading account assets	27,053,000,000	23,955,000,000
Investments	36,091,000,000	41,997,000,000
Recurring | Mortgage-backed securities - Residential
Assets, Fair Value Disclosure [Abstract]
Trading account assets	4,838,000,000	4,077,000,000
Investments	8,363,000,000	10,205,000,000
Recurring | Mortgage-backed securities - Commercial
Assets, Fair Value Disclosure [Abstract]
Trading account assets	4,343,000,000	2,574,000,000
Investments	554,000,000	453,000,000
Recurring | Mortgage-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	36,234,000,000	30,606,000,000
Investments	45,008,000,000	52,655,000,000
Recurring | U.S. Treasury and federal agency securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	20,474,000,000	14,837,000,000
Investments	123,690,000,000	87,596,000,000
Recurring | State and municipal securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	3,402,000,000	3,207,000,000
Investments	12,699,000,000	18,940,000,000
Recurring | Foreign government
Assets, Fair Value Disclosure [Abstract]
Trading account assets	64,937,000,000	74,856,000,000
Investments	90,697,000,000	96,471,000,000
Recurring | Corporate
Assets, Fair Value Disclosure [Abstract]
Trading account assets	27,797,000,000	30,534,000,000
Investments	12,157,000,000	11,130,000,000
Recurring | Equity securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	57,846,000,000	61,776,000,000
Investments	2,725,000,000	3,734,000,000
Recurring | Asset-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	4,546,000,000	5,616,000,000
Investments	12,506,000,000	15,274,000,000
Recurring | Other debt securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	13,593,000,000	11,675,000,000
Investments	661,000,000	711,000,000
Recurring | Non-marketable equity securities
Assets, Fair Value Disclosure [Abstract]
Investments	2,758,000,000	4,705,000,000
Recurring | Trading account assets
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	886,237,000,000	795,239,000,000
Gross cash collateral paid	6,523,000,000	6,073,000,000
Trading derivative, asset, gross net cash collateral paid	892,760,000,000	801,312,000,000
Less: Netting agreements to assets	(777,178,000,000)	(713,598,000,000)
Netting of cash collateral received	(47,625,000,000)	(34,893,000,000)
Netting, Assets, total of netting agreements and cash collateral received	(824,803,000,000)	(748,491,000,000)
Trading derivatives	67,957,000,000	52,821,000,000
Cash collateral paid, gross	54,292,000,000	45,167,000,000
Recurring | Trading account assets | Interest rate contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	638,453,000,000	628,380,000,000
Recurring | Trading account assets | Foreign exchange contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	155,994,000,000	92,554,000,000
Recurring | Trading account assets | Equity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	24,752,000,000	24,877,000,000
Recurring | Trading account assets | Commodity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	23,520,000,000	9,082,000,000
Recurring | Trading account assets | Credit derivatives
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	43,518,000,000	40,346,000,000
Recurring | Non-trading derivatives and other financial assets
Assets, Fair Value Disclosure [Abstract]
Netting of cash collateral received	(1,791,000,000)	(2,951,000,000)
Netting, Assets, total of netting agreements and cash collateral received	(1,791,000,000)	(2,951,000,000)
Other assets, gross	9,430,000,000	9,992,000,000
Cash collateral paid, gross	123,000,000	82,000,000
Total other assets and cash collateral, gross	9,553,000,000	10,074,000,000
Other assets	7,762,000,000	7,123,000,000
Recurring | Trading securities (excluding trading account derivatives)
Assets, Fair Value Disclosure [Abstract]
Trading account assets	228,829,000,000	233,107,000,000
Recurring | Level 1
Assets, Fair Value Disclosure [Abstract]
Federal funds sold and securities borrowed or purchased under agreements to resell	0	0
Investments	151,499,000,000	106,905,000,000
Loans	0	0
Mortgage servicing rights (MSRs)	0	0
Assets before netting	261,637,000,000	233,316,000,000
Total as a percentage of gross assets	16.10%	15.40%
Liabilities, Fair Value Disclosure [Abstract]
Interest-bearing deposits	0	0
Federal funds purchased and securities loaned or sold under agreements to repurchase, selected portfolios of securities sold under agreements to repurchase, Gross	0	0
Securities sold, not yet purchased	59,463,000,000	51,035,000,000
Short-term borrowings	0	0
Long-term debt, at fair value	0	0
Total liabilities, Gross	63,164,000,000	57,222,000,000
Total as a percentage of gross liabilities	5.90%	5.90%
Recurring | Level 1 | Trading derivatives liabilities
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	3,701,000,000	6,187,000,000
Recurring | Level 1 | Trading derivatives liabilities | Interest rate contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	77,000,000	12,000,000
Recurring | Level 1 | Trading derivatives liabilities | Foreign exchange contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	0	29,000,000
Recurring | Level 1 | Trading derivatives liabilities | Equity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	2,955,000,000	5,783,000,000
Recurring | Level 1 | Trading derivatives liabilities | Commodity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	669,000,000	363,000,000
Recurring | Level 1 | Trading derivatives liabilities | Credit derivatives
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	0	0
Recurring | Level 1 | Non-trading derivatives and other financial liabilities
Liabilities, Fair Value Disclosure [Abstract]
Other liabilities, gross	0	0
Recurring | Level 1 | Mortgage-backed securities - U.S. agency-sponsored
Assets, Fair Value Disclosure [Abstract]
Trading account assets	0	0
Investments	0	0
Recurring | Level 1 | Mortgage-backed securities - Residential
Assets, Fair Value Disclosure [Abstract]
Trading account assets	0	0
Investments	0	0
Recurring | Level 1 | Mortgage-backed securities - Commercial
Assets, Fair Value Disclosure [Abstract]
Trading account assets	0	0
Investments	0	0
Other assets, gross		0
Recurring | Level 1 | Mortgage-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	0	0
Investments	0	0
Recurring | Level 1 | U.S. Treasury and federal agency securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	15,991,000,000	12,080,000,000
Investments	110,710,000,000	69,139,000,000
Recurring | Level 1 | State and municipal securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	0	0
Investments	0	0
Recurring | Level 1 | Foreign government
Assets, Fair Value Disclosure [Abstract]
Trading account assets	37,995,000,000	49,220,000,000
Investments	37,280,000,000	35,179,000,000
Recurring | Level 1 | Corporate
Assets, Fair Value Disclosure [Abstract]
Trading account assets	1,337,000,000	0
Investments	1,739,000,000	4,000,000
Recurring | Level 1 | Equity securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	51,346,000,000	58,761,000,000
Investments	1,770,000,000	2,583,000,000
Recurring | Level 1 | Asset-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	0	0
Investments	0	0
Recurring | Level 1 | Other debt securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	0	0
Investments	0	0
Recurring | Level 1 | Non-marketable equity securities
Assets, Fair Value Disclosure [Abstract]
Investments	0	0
Recurring | Level 1 | Trading account assets
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	3,469,000,000	6,350,000,000
Recurring | Level 1 | Trading account assets | Interest rate contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	74,000,000	11,000,000
Recurring | Level 1 | Trading account assets | Foreign exchange contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	0	40,000,000
Recurring | Level 1 | Trading account assets | Equity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	2,748,000,000	5,793,000,000
Recurring | Level 1 | Trading account assets | Commodity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	647,000,000	506,000,000
Recurring | Level 1 | Trading account assets | Credit derivatives
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	0	0
Recurring | Level 1 | Non-trading derivatives and other financial assets
Assets, Fair Value Disclosure [Abstract]
Other assets, gross	0	0
Recurring | Level 1 | Trading securities (excluding trading account derivatives)
Assets, Fair Value Disclosure [Abstract]
Trading account assets	106,669,000,000	120,061,000,000
Recurring | Level 2
Assets, Fair Value Disclosure [Abstract]
Federal funds sold and securities borrowed or purchased under agreements to resell	187,922,000,000	172,848,000,000
Investments	144,064,000,000	174,570,000,000
Loans	2,793,000,000	886,000,000
Mortgage servicing rights (MSRs)	0	0
Assets before netting	1,322,433,000,000	1,234,714,000,000
Total as a percentage of gross assets	81.30%	81.60%
Liabilities, Fair Value Disclosure [Abstract]
Interest-bearing deposits	1,198,000,000	787,000,000
Federal funds purchased and securities loaned or sold under agreements to repurchase, selected portfolios of securities sold under agreements to repurchase, Gross	82,811,000,000	85,576,000,000
Securities sold, not yet purchased	11,057,000,000	9,883,000,000
Short-term borrowings	1,152,000,000	3,663,000,000
Long-term debt, at fair value	18,890,000,000	19,256,000,000
Total liabilities, Gross	982,447,000,000	894,749,000,000
Total as a percentage of gross liabilities	91.90%	92.00%
Recurring | Level 2 | Trading derivatives liabilities
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	865,562,000,000	773,865,000,000
Recurring | Level 2 | Trading derivatives liabilities | Interest rate contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	617,933,000,000	614,586,000,000
Recurring | Level 2 | Trading derivatives liabilities | Foreign exchange contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	158,354,000,000	87,978,000,000
Recurring | Level 2 | Trading derivatives liabilities | Equity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	26,616,000,000	26,178,000,000
Recurring | Level 2 | Trading derivatives liabilities | Commodity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	22,872,000,000	7,613,000,000
Recurring | Level 2 | Trading derivatives liabilities | Credit derivatives
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	39,787,000,000	37,510,000,000
Recurring | Level 2 | Non-trading derivatives and other financial liabilities
Liabilities, Fair Value Disclosure [Abstract]
Other liabilities, gross	1,777,000,000	1,719,000,000
Recurring | Level 2 | Mortgage-backed securities - U.S. agency-sponsored
Assets, Fair Value Disclosure [Abstract]
Trading account assets	25,968,000,000	22,861,000,000
Investments	36,053,000,000	41,810,000,000
Recurring | Level 2 | Mortgage-backed securities - Residential
Assets, Fair Value Disclosure [Abstract]
Trading account assets	2,158,000,000	1,223,000,000
Investments	8,355,000,000	10,103,000,000
Recurring | Level 2 | Mortgage-backed securities - Commercial
Assets, Fair Value Disclosure [Abstract]
Trading account assets	3,903,000,000	2,318,000,000
Investments	553,000,000	453,000,000
Recurring | Level 2 | Mortgage-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	32,029,000,000	26,402,000,000
Investments	44,961,000,000	52,366,000,000
Recurring | Level 2 | U.S. Treasury and federal agency securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	4,483,000,000	2,757,000,000
Investments	12,974,000,000	18,449,000,000
Recurring | Level 2 | State and municipal securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	3,161,000,000	2,985,000,000
Investments	10,519,000,000	17,297,000,000
Recurring | Level 2 | Foreign government
Assets, Fair Value Disclosure [Abstract]
Trading account assets	26,736,000,000	25,220,000,000
Investments	52,739,000,000	60,948,000,000
Recurring | Level 2 | Corporate
Assets, Fair Value Disclosure [Abstract]
Trading account assets	25,640,000,000	28,699,000,000
Investments	9,746,000,000	10,841,000,000
Recurring | Level 2 | Equity securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	4,281,000,000	1,958,000,000
Investments	274,000,000	336,000,000
Recurring | Level 2 | Asset-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	1,252,000,000	1,274,000,000
Investments	11,957,000,000	13,314,000,000
Recurring | Level 2 | Other debt securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	9,221,000,000	8,491,000,000
Investments	661,000,000	661,000,000
Recurring | Level 2 | Non-marketable equity securities
Assets, Fair Value Disclosure [Abstract]
Investments	233,000,000	358,000,000
Recurring | Level 2 | Trading account assets
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	871,499,000,000	778,813,000,000
Recurring | Level 2 | Trading account assets | Interest rate contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	634,318,000,000	624,902,000,000
Recurring | Level 2 | Trading account assets | Foreign exchange contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	154,744,000,000	91,189,000,000
Recurring | Level 2 | Trading account assets | Equity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	19,969,000,000	17,611,000,000
Recurring | Level 2 | Trading account assets | Commodity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	21,850,000,000	7,775,000,000
Recurring | Level 2 | Trading account assets | Credit derivatives
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	40,618,000,000	37,336,000,000
Recurring | Level 2 | Non-trading derivatives and other financial assets
Assets, Fair Value Disclosure [Abstract]
Other assets, gross	9,352,000,000	9,811,000,000
Recurring | Level 2 | Trading securities (excluding trading account derivatives)
Assets, Fair Value Disclosure [Abstract]
Trading account assets	106,803,000,000	97,786,000,000
Recurring | Level 3
Assets, Fair Value Disclosure [Abstract]
Federal funds sold and securities borrowed or purchased under agreements to resell	3,398,000,000	3,566,000,000
Investments	7,338,000,000	9,741,000,000
Loans	3,108,000,000	4,143,000,000
Mortgage servicing rights (MSRs)	1,845,000,000	2,718,000,000
Assets before netting	42,393,000,000	45,685,000,000
Total as a percentage of gross assets	2.60%	3.00%
Liabilities, Fair Value Disclosure [Abstract]
Interest-bearing deposits	486,000,000	890,000,000
Federal funds purchased and securities loaned or sold under agreements to repurchase, selected portfolios of securities sold under agreements to repurchase, Gross	1,043,000,000	902,000,000
Securities sold, not yet purchased	424,000,000	590,000,000
Short-term borrowings	344,000,000	29,000,000
Long-term debt, at fair value	7,290,000,000	7,621,000,000
Total liabilities, Gross	23,524,000,000	21,109,000,000
Total as a percentage of gross liabilities	2.20%	2.20%
Recurring | Level 3 | Trading derivatives liabilities
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	13,930,000,000	11,067,000,000
Recurring | Level 3 | Trading derivatives liabilities | Interest rate contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	4,272,000,000	2,628,000,000
Recurring | Level 3 | Trading derivatives liabilities | Foreign exchange contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	472,000,000	630,000,000
Recurring | Level 3 | Trading derivatives liabilities | Equity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	2,898,000,000	2,331,000,000
Recurring | Level 3 | Trading derivatives liabilities | Commodity contracts
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	2,645,000,000	2,194,000,000
Recurring | Level 3 | Trading derivatives liabilities | Credit derivatives
Liabilities, Fair Value Disclosure [Abstract]
Trading derivatives, liability	3,643,000,000	3,284,000,000
Recurring | Level 3 | Non-trading derivatives and other financial liabilities
Liabilities, Fair Value Disclosure [Abstract]
Other liabilities, gross	7,000,000	10,000,000
Recurring | Level 3 | Mortgage-backed securities - U.S. agency-sponsored
Assets, Fair Value Disclosure [Abstract]
Trading account assets	1,085,000,000	1,094,000,000
Investments	38,000,000	187,000,000
Recurring | Level 3 | Mortgage-backed securities - Residential
Assets, Fair Value Disclosure [Abstract]
Trading account assets	2,680,000,000	2,854,000,000
Investments	8,000,000	102,000,000
Recurring | Level 3 | Mortgage-backed securities - Commercial
Assets, Fair Value Disclosure [Abstract]
Trading account assets	440,000,000	256,000,000
Investments	1,000,000	0
Recurring | Level 3 | Mortgage-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	4,205,000,000	4,204,000,000
Investments	47,000,000	289,000,000
Recurring | Level 3 | U.S. Treasury and federal agency securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	0	0
Investments	6,000,000	8,000,000
Recurring | Level 3 | State and municipal securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	241,000,000	222,000,000
Investments	2,180,000,000	1,643,000,000
Recurring | Level 3 | Foreign government
Assets, Fair Value Disclosure [Abstract]
Trading account assets	206,000,000	416,000,000
Investments	678,000,000	344,000,000
Recurring | Level 3 | Corporate
Assets, Fair Value Disclosure [Abstract]
Trading account assets	820,000,000	1,835,000,000
Investments	672,000,000	285,000,000
Recurring | Level 3 | Equity securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	2,219,000,000	1,057,000,000
Investments	681,000,000	815,000,000
Recurring | Level 3 | Asset-backed securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	3,294,000,000	4,342,000,000
Investments	549,000,000	1,960,000,000
Recurring | Level 3 | Other debt securities
Assets, Fair Value Disclosure [Abstract]
Trading account assets	4,372,000,000	3,184,000,000
Investments	0	50,000,000
Recurring | Level 3 | Non-marketable equity securities
Assets, Fair Value Disclosure [Abstract]
Investments	2,525,000,000	4,347,000,000
Recurring | Level 3 | Trading account assets
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	11,269,000,000	10,076,000,000
Recurring | Level 3 | Trading account assets | Interest rate contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	4,061,000,000	3,467,000,000
Recurring | Level 3 | Trading account assets | Foreign exchange contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	1,250,000,000	1,325,000,000
Recurring | Level 3 | Trading account assets | Equity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	2,035,000,000	1,473,000,000
Recurring | Level 3 | Trading account assets | Commodity contracts
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	1,023,000,000	801,000,000
Recurring | Level 3 | Trading account assets | Credit derivatives
Assets, Fair Value Disclosure [Abstract]
Trading derivatives, asset, Gross	2,900,000,000	3,010,000,000
Recurring | Level 3 | Non-trading derivatives and other financial assets
Assets, Fair Value Disclosure [Abstract]
Other assets, gross	78,000,000	181,000,000
Recurring | Level 3 | Trading securities (excluding trading account derivatives)
Assets, Fair Value Disclosure [Abstract]
Trading account assets	$ 15,357,000,000	$ 15,260,000,000